PGIM Corporate Bond 5-10 Year ETF Annual Fund Operating Expenses - PGIM Corporate Bond 5-10 Year ETF - No Share Class	Jul. 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%